Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Due to Related Parties, Current		$ 229	$ 451
Prepayment of Loan		17,354	89,324	$ 42,500
Related party transactions net income expense		(1,827)	(672)
Operating revenue		332,495	301,385	$ 310,046
Consolidated Entity Excluding Variable Interest Entities (VIE) [Member]
Prepayment of Loan		6,840	850
Luna Pool Agency Limited [Member]
Related party transactions net income expense		34,500
Luna Pool Agency Limited [Member] | Collaborative Arrangements [Member]
Operating revenue		12,800
Luna Pool Agency Limited [Member] | Voyage Expenses [Member]
Operating revenue		12,400
Navigator Aurora Facility [Member]
Line of credit maximum borrowing capacity	$ 69,100
Basis spread on credit facility interest rate	185.00%
Navigator Aurora Facility [Member] | OCY Aurora Limited [Member]
Line of credit maximum borrowing capacity			69,100
Basis spread on credit facility interest rate	185.00%
Due to Related Parties, Current		$ 61,400	$ 68,200